Capital Stock & Earnings (Loss) Per Share - Schedule of Par Value and Shares Authorized (Details) - $ / shares	Dec. 31, 2016	Dec. 05, 2016	Sep. 30, 2016	Aug. 26, 2016	Dec. 31, 2015
Preferred stock, par value	$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares authorized	50,000,000		50,000,000		50,000,000
Common stock, par value	$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized	300,000,000	40,000,000	200,000,000	40,000,000	300,000,000
OneMain Holdings, Inc. [Member]
Preferred stock, par value	$ 0.01
Preferred stock, shares authorized	300,000,000
Common stock, par value	$ 0.01				$ 0.01
Common stock, shares authorized	2,000,000,000				2,000,000,000